Advertising Costs	12 Months Ended
Dec. 31, 2012
Advertising Costs

Note 16. Advertising Costs

Advertising costs include electronic and print advertising, trade shows, collateral production and all forms of direct marketing. Advertising costs included in sales and marketing expense for financial years 2010, 2011, and 2012 were $21,033, $33,486 and $35,822 respectively.